UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/09

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            04/22/09


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$415973
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      960 38095.00 SH       SOLE                 38095.00
Abbott Laboratories            COM              002824100     7631 159987.00SH       SOLE                159987.00
Adobe Systems Inc              COM              00724F101     5410 252919.00SH       SOLE                252919.00
Aflac Inc                      COM              001055102     5789 298998.00SH       SOLE                298998.00
American Express Co            COM              025816109     2662 195321.00SH       SOLE                195321.00
American Int'l Group           COM              026874107       12 12243.00 SH       SOLE                 12243.00
Apache Corp                    COM              037411105    12414 193702.00SH       SOLE                193702.00
Berkshire Hills Bancorp        COM              084680107      402 17525.00 SH       SOLE                 17525.00
Bristol Myers Squibb           COM              110122108      379 17309.00 SH       SOLE                 17309.00
Canadian National Railway      COM              136375102      951 26820.00 SH       SOLE                 26820.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      228  3395.00 SH       SOLE                  3395.00
Cisco                          COM              17275R102    14807 882917.00SH       SOLE                882917.00
Coca Cola Co                   COM              191216100    17506 398320.00SH       SOLE                398320.00
ConocoPhillips                 COM              20825C104     9292 237292.00SH       SOLE                237292.00
Costco Warehouse Corp          COM              22160K105    11524 248785.00SH       SOLE                248785.00
Duke Energy Corp               COM              26441C105      241 16832.00 SH       SOLE                 16832.00
Dupont                         COM              263534109     8097 362620.00SH       SOLE                362620.00
EAFE Int'l                     COM              464287465    17466 464651.00SH       SOLE                464651.00
EAFE Int'l-Vanguard            COM              921943858     4344 188790.00SH       SOLE                188790.00
EMC Corp                       COM              268648102    12191 1069373.00SH      SOLE               1069373.00
Emerging Markets MSCI          COM              464287234     1745 70325.00 SH       SOLE                 70325.00
Emerging Markets-Vanguard      COM              922042858     1525 64730.00 SH       SOLE                 64730.00
ExxonMobil Corp                COM              30231G102    20921 307212.00SH       SOLE                307212.00
Gannett Inc                    COM              364730101       31 13955.00 SH       SOLE                 13955.00
General Electric               COM              369604103     8113 802496.00SH       SOLE                802496.00
Goldman Sachs                  COM              38141G104    10885 102665.00SH       SOLE                102665.00
Google Inc-CL A                COM              38259P508    11612 33361.00 SH       SOLE                 33361.00
Hampden Bancorp, Inc           COM              40867E107      116 12261.00 SH       SOLE                 12261.00
IBM                            COM              459200101      597  6166.00 SH       SOLE                  6166.00
IShares Biotech                COM              464287556     8362 126034.00SH       SOLE                126034.00
IShares Russell 2000           COM              464287655      558 13275.00 SH       SOLE                 13275.00
Intel Corp                     COM              458140100     8741 581601.00SH       SOLE                581601.00
Intuit Inc                     COM              461202103    10949 405535.00SH       SOLE                405535.00
Intuitive Surgical Inc.        COM              46120E602      244  2557.00 SH       SOLE                  2557.00
Ishares S&P 600                COM              464287804    11657 320333.00SH       SOLE                320333.00
J.C. Penney Co Inc             COM              708160106      401 20000.00 SH       SOLE                 20000.00
Johnson & Johnson              COM              478160104    10607 201658.00SH       SOLE                201658.00
Kimberly-Clark Corp            COM              494368103     2016 43711.00 SH       SOLE                 43711.00
Lowes                          COM              548661107     4026 220630.00SH       SOLE                220630.00
Marriott Intl Cl A             COM              571903202     5465 334024.00SH       SOLE                334024.00
McCormick Co                   COM              579780206     3703 125220.00SH       SOLE                125220.00
McDonald's Corp                COM              580135101    13038 238926.00SH       SOLE                238926.00
Microsoft Corp                 COM              594918104    12001 653272.00SH       SOLE                653272.00
Midcap Spider Tr               COM              595635103     3915 44190.00 SH       SOLE                 44190.00
Minnesota Mng & Mfg            COM              88579Y101     8842 177838.00SH       SOLE                177838.00
Morgan Stanley                 COM              617446448      342 15000.00 SH       SOLE                 15000.00
NewAlliance Bankshares         COM              650203102      206 17539.00 SH       SOLE                 17539.00
Nokia Corp Sponsored ADR       COM              654902204     3551 304256.00SH       SOLE                304256.00
Northern Trust Corp            COM              665859104     8016 134003.00SH       SOLE                134003.00
Nutracea                       COM              67060N204       18 75129.00 SH       SOLE                 75129.00
Paychex Inc                    COM              704326107    10289 400826.00SH       SOLE                400826.00
Pengrowth Energy               COM              706902509       69 12400.00 SH       SOLE                 12400.00
Peoples United Fin'l Inc       COM              712704105      493 27450.00 SH       SOLE                 27450.00
Pfizer Inc                     COM              717081103      445 32660.00 SH       SOLE                 32660.00
Phillip Morris International,  COM              718172109      210  5905.00 SH       SOLE                  5905.00
ProShares Ultra Short 20yr     COM              74347R297      436 10000.00 SH       SOLE                 10000.00
Procter & Gamble               COM              742718109    13875 294657.00SH       SOLE                294657.00
Progress Energy Inc            COM              743263105      213  5885.00 SH       SOLE                  5885.00
Progressive Corporation        COM              743315103     4915 365721.00SH       SOLE                365721.00
Republic Services, Inc.        COM              760759100      302 17638.00 SH       SOLE                 17638.00
Research In Motion LTD         COM              760975102      696 16135.00 SH       SOLE                 16135.00
SPDR Gold Trust                COM              78463V107      562  6225.00 SH       SOLE                  6225.00
Southern Co                    COM              842587107      517 16883.00 SH       SOLE                 16883.00
Southwest Airlines             COM              844741108     2687 424470.00SH       SOLE                424470.00
Spdr Energy Select             COM              81369Y506      433 10190.00 SH       SOLE                 10190.00
Spdr Tr Unit Ser 1             COM              78462F103     2048 25757.00 SH       SOLE                 25757.00
Staples Inc                    COM              855030102      318 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106      533 24020.00 SH       SOLE                 24020.00
TCF Financial Corp             COM              872275102      120 10200.00 SH       SOLE                 10200.00
Target Corp                    COM              87612E106     5131 149194.00SH       SOLE                149194.00
Technology Sector              COM              81369Y803     2376 152093.00SH       SOLE                152093.00
Thomas & Betts Corp            COM              884315102     3261 130345.00SH       SOLE                130345.00
Tiffany & Company              COM              886547108     4164 193113.00SH       SOLE                193113.00
Toll Bros Inc                  COM              889478103      662 36460.00 SH       SOLE                 36460.00
Transocean LTD                 COM              H8817H100     7217 122653.00SH       SOLE                122653.00
US Natural Gas Fund            COM              912318102      461 30330.00 SH       SOLE                 30330.00
United Parcel Svc Cl B         COM              911312106     9430 191587.00SH       SOLE                191587.00
United States Oil Fund LP      COM              91232N108     5555 191210.00SH       SOLE                191210.00
United Technologies            COM              913017109     1322 30760.00 SH       SOLE                 30760.00
Verizon Communications         COM              92343V104      395 13092.00 SH       SOLE                 13092.00
Wal-Mart Stores Inc            COM              931142103     2566 49254.00 SH       SOLE                 49254.00
Walt Disney                    COM              254687106     7531 414730.00SH       SOLE                414730.00
Waypoint Biomedical Holdings   COM              946755204        0 32000.00 SH       SOLE                 32000.00
Xcel Energy Inc                COM              98389B100      248 13325.00 SH       SOLE                 13325.00
Yahoo Inc                      COM              984332106      256 20000.00 SH       SOLE                 20000.00
1-3 Month SPDR ETF             ETF              78464A680      567 12370.00 SH       SOLE                 12370.00
1-3 Yr Treasury ETF            ETF              464287457      409  4854.00 SH       SOLE                  4854.00
1-30 Laddered Treasury ETF     ETF              73936T524     1158 39647.00 SH       SOLE                 39647.00
Aggregate Bond ETF             ETF              464287226      693  6826.00 SH       SOLE                  6826.00
Fixed Rate Mortgage Bond ETF   ETF              464288588     6762 63824.00 SH       SOLE                 63824.00
High Yield Bond ETF            ETF              78464A417      213  7220.00 SH       SOLE                  7220.00
Total Bond Mkt ETF             ETF              921937835    11852 153629.00SH       SOLE                153629.00